Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2021

F30-QTLY-0821
1.818370.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $16,239,499)	16,240,000	16,238,909
	Shares	Value

Domestic Equity Funds - 36.1%
Fidelity Series All-Sector Equity Fund (a)	41,149,492	$523,833,034
Fidelity Series Blue Chip Growth Fund (a)	42,612,100	820,709,046
Fidelity Series Commodity Strategy Fund (a)	195,431,011	1,088,550,734
Fidelity Series Growth Company Fund (a)	79,040,405	2,090,618,702
Fidelity Series Intrinsic Opportunities Fund (a)	94,886,183	2,159,609,534
Fidelity Series Large Cap Stock Fund (a)	95,024,161	1,881,478,389
Fidelity Series Large Cap Value Index Fund (a)	44,811,207	692,333,154
Fidelity Series Opportunistic Insights Fund (a)	47,628,297	1,079,257,205
Fidelity Series Small Cap Discovery Fund (a)	16,798,751	233,838,616
Fidelity Series Small Cap Opportunities Fund (a)	42,620,520	776,545,875
Fidelity Series Stock Selector Large Cap Value Fund (a)	105,522,249	1,595,496,408
Fidelity Series Value Discovery Fund (a)	72,744,884	1,223,568,947
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,384,474,966)		14,165,839,644

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	52,504,150	736,108,187
Fidelity Series Emerging Markets Fund (a)	37,613,411	458,883,611
Fidelity Series Emerging Markets Opportunities Fund (a)	153,515,845	4,123,435,598
Fidelity Series International Growth Fund (a)	100,228,115	1,960,461,930
Fidelity Series International Small Cap Fund (a)	27,240,747	606,651,436
Fidelity Series International Value Fund (a)	174,821,942	1,952,761,096
Fidelity Series Overseas Fund (a)	143,562,652	1,956,758,949
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,769,932,793)		11,795,060,807

Bond Funds - 31.5%
Fidelity Series Emerging Markets Debt Fund (a)	22,880,996	213,250,879
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,577,931	68,213,140
Fidelity Series Floating Rate High Income Fund (a)	4,277,154	39,563,678
Fidelity Series High Income Fund (a)	25,440,203	243,971,549
Fidelity Series Inflation-Protected Bond Index Fund (a)	201,937,422	2,217,272,895
Fidelity Series International Credit Fund (a)	1,795,918	18,156,729
Fidelity Series Investment Grade Bond Fund (a)	703,963,427	8,250,451,366
Fidelity Series Long-Term Treasury Bond Index Fund (a)	141,766,908	1,186,589,022
Fidelity Series Real Estate Income Fund (a)	12,800,421	148,740,889
TOTAL BOND FUNDS
(Cost $12,039,585,891)		12,386,210,147

Short-Term Funds - 2.3%
Fidelity Cash Central Fund 0.06% (b)	10,542,882	10,544,991
Fidelity Series Government Money Market Fund 0.08% (a)(c)	743,568,452	743,568,452
Fidelity Series Short-Term Credit Fund (a)	15,599,916	158,495,143
TOTAL SHORT-TERM FUNDS
(Cost $911,456,811)		912,608,586
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,121,689,960)		39,275,958,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88,307)
NET ASSETS - 100%		$39,275,869,786

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,141
Total	$2,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$32,263,632	$22,875,610	$44,594,251	$--	$--	$10,544,991	0.0%
Total	$32,263,632	$22,875,610	$44,594,251	$--	$--	$10,544,991

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$527,639,381	$7,575,636	$55,375,292	$--	$7,168,160	$36,825,149	$523,833,034
Fidelity Series Blue Chip Growth Fund	837,134,932	33,787,472	137,799,443	--	14,908,544	72,677,541	820,709,046
Fidelity Series Canada Fund	675,170,929	43,268,781	46,934,838	--	4,309,091	60,294,224	736,108,187
Fidelity Series Commodity Strategy Fund	1,073,075,098	7,899,160	133,601,186	--	5,650,404	135,527,258	1,088,550,734
Fidelity Series Emerging Markets Debt Fund	208,698,503	10,411,868	11,389,811	2,341,978	(44,228)	5,574,547	213,250,879
Fidelity Series Emerging Markets Debt Local Currency Fund	66,798,128	2,643,322	3,567,415	--	(10,888)	2,349,993	68,213,140
Fidelity Series Emerging Markets Fund	492,455,215	11,296,511	66,062,459	--	9,958,899	11,235,445	458,883,611
Fidelity Series Emerging Markets Opportunities Fund	4,462,399,709	56,451,192	598,015,376	--	131,773,928	70,826,145	4,123,435,598
Fidelity Series Floating Rate High Income Fund	40,872,287	719,022	2,289,391	403,058	(97,915)	359,675	39,563,678
Fidelity Series Government Money Market Fund 0.08%	683,176,701	171,129,020	110,737,269	110,384	--	--	743,568,452
Fidelity Series Growth Company Fund	2,136,378,862	76,729,830	392,283,334	--	37,632,011	232,161,333	2,090,618,702
Fidelity Series High Income Fund	241,124,219	10,523,314	13,072,490	2,937,782	213,543	5,182,963	243,971,549
Fidelity Series Inflation-Protected Bond Index Fund	2,174,980,779	92,567,508	98,557,339	--	305,210	47,976,737	2,217,272,895
Fidelity Series International Credit Fund	17,819,388	103,560	--	103,560	--	136,110	18,156,729
Fidelity Series International Growth Fund	1,892,005,436	67,106,952	164,449,756	--	11,275,897	154,523,401	1,960,461,930
Fidelity Series International Small Cap Fund	599,597,928	4,446,154	42,017,808	--	13,526,331	31,098,831	606,651,436
Fidelity Series International Value Fund	1,889,904,130	145,805,251	137,952,190	--	16,016,660	38,987,245	1,952,761,096
Fidelity Series Intrinsic Opportunities Fund	2,144,293,474	68,568,888	170,239,270	--	40,211,557	76,774,885	2,159,609,534
Fidelity Series Investment Grade Bond Fund	8,031,966,369	451,461,013	366,756,421	41,325,756	(7,422,453)	141,202,858	8,250,451,366
Fidelity Series Large Cap Stock Fund	1,874,589,275	17,901,744	145,234,833	--	44,850,910	89,371,293	1,881,478,389
Fidelity Series Large Cap Value Index Fund	691,023,398	6,353,992	40,583,925	--	9,755,427	25,784,262	692,333,154
Fidelity Series Long-Term Treasury Bond Index Fund	1,057,382,556	142,022,484	80,414,473	6,703,375	(14,458,790)	82,057,245	1,186,589,022
Fidelity Series Opportunistic Insights Fund	1,094,396,388	16,804,269	153,155,507	--	11,880,452	109,331,603	1,079,257,205
Fidelity Series Overseas Fund	1,895,157,947	86,924,605	174,562,151	--	26,392,366	122,846,182	1,956,758,949
Fidelity Series Real Estate Income Fund	148,166,727	1,299,158	8,217,281	207,637	225,723	7,266,562	148,740,889
Fidelity Series Short-Term Credit Fund	140,351,391	31,837,606	13,535,058	527,651	(21,288)	(137,508)	158,495,143
Fidelity Series Small Cap Discovery Fund	234,588,618	25,252,346	18,577,475	23,367,592	5,866,915	(13,291,788)	233,838,616
Fidelity Series Small Cap Opportunities Fund	784,734,018	27,427,919	58,297,094	--	15,042,152	7,638,880	776,545,875
Fidelity Series Stock Selector Large Cap Value Fund	1,584,584,818	28,275,924	110,789,624	--	25,762,348	67,662,942	1,595,496,408
Fidelity Series Value Discovery Fund	1,218,611,413	24,315,532	87,906,530	--	32,087,638	36,460,894	1,223,568,947
	$38,919,078,017	$1,670,910,033	$3,442,375,039	$78,028,773	$442,758,604	$1,658,704,907	$39,249,174,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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